SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accrued Expenses and Other Payables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Accrued expenses in respect of deferred income, see f. below	$ 95	$ 94
Employees and employee institutions	467	1,411
Provision for vacation pay	129	624
Provision for warranty	1,072	1,217
Accrued royalties and commitments	1,412	1,733
Accrued interest	164	699
Executives	1,021	372
Sundry	22	28
Total accrued expenses and other payables	$ 4,382	$ 6,178